Commitments and Contingencies	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
17. Commitments and Contingencies
a)Vessels Under Construction and Upgrades
Teekay LNG's share of commitments to fund newbuilding and other construction contract costs as at December 31, 2019 are as follows:

	Total	2020	2021	2022
	$	$	$	$
Consolidated LNG carriers (i)	49,652	11,979	22,382	15,291
Bahrain LNG Joint Venture (ii)	11,351	11,351	—	—
	61,003	23,330	22,382	15,291

(i)
In June 2019, Teekay LNG entered into an agreement with a contractor to supply equipment on certain of its LNG carriers in 2021 and 2022, for an estimated installed cost of approximately $60.6 million. As at December 31, 2019, the estimated remaining cost of this installation is $49.7 million.

(ii)
Teekay LNG has a 30% ownership interest in the Bahrain LNG Joint Venture which has an LNG receiving and regasification terminal in Bahrain. The Bahrain LNG Joint Venture has secured undrawn debt financing of $34 million, of which $10 million relates to Teekay LNG's proportionate share of the commitments included in the table above.

b)Liquidity
Management is required to assess if the Company will have sufficient liquidity to continue as a going concern for the one-year period following the issuance of its financial statements. The Company had a consolidated net loss of $149.0 million and $383.3 million of consolidated cash flows from operating activities during the year ended December 31, 2019 and ended the year with a working capital deficit of $20.7 million. This working capital deficit included approximately $523.3 million related to scheduled maturities and repayments of debt in the next 12 months, of which some loan maturities relate to assets which are subject to purchase obligations of the charterer (Teekay LNG subsequently made a repayment relating to this in January 2020, see Note 24(a)), and was classified as current liabilities as at December 31, 2019. In addition, the scheduled repayments of debt include $36.7 million of Teekay Parent senior notes due in January 2020 and $50.0 million of its equity margin revolving credit facility (or EMR) due in December 2020. In January 2020, the Company repaid all remaining 2020 Notes at maturity and, as of the date of filing, is in discussions with its lenders to refinance the EMR.

Based on the Company’s liquidity at the date these consolidated financial statements were issued, and the liquidity the Company expects to generate from operations over the following year and assuming no significant decline in spot tanker rates, the Company expects that it will have sufficient liquidity to continue as a going concern for at least the one-year period following the issuance of these consolidated financial statements.
c)Legal Proceedings and Claims
The Company may, from time to time, be involved in legal proceedings and claims that arise in the ordinary course of business. The Company believes that any adverse outcome of existing claims, individually or in the aggregate, would not have a material effect on its financial position, results of operations or cash flows, when taking into account its insurance coverage and indemnifications from charterers.
d)Other
The Company enters into indemnification agreements with certain officers and directors. In addition, the Company enters into other indemnification agreements in the ordinary course of business. The maximum potential amount of future payments required under these indemnification agreements is unlimited. However, the Company maintains what it believes is appropriate liability insurance that reduces its exposure and enables the Company to recover future amounts paid up to the maximum amount of the insurance coverage, less any deductible amounts pursuant to the terms of the respective policies, the amounts of which are not considered material.

Teekay LNG also guarantees its proportionate share of certain loan facilities and obligations on interest rate swaps for its equity-accounted joint ventures for which the aggregate principal amount of the loan facilities and fair value of the interest rate swaps as at December 31, 2019 was $1.4 billion. As of the date these consolidated financial statements were issued, Teekay LNG's equity-accounted joint ventures were in compliance with all covenants relating to these loan facilities that Teekay LNG guarantees.